Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Voting rights hold in associates	20.00%
Future cash flow explicit time horizon	3 years
Bottom of range [member] | Capitalized subscription acquisition costs [member]
Disclosure of significant accounting policies [line items]
Amortization period of intangible asset	12 months
Top of range [member]
Disclosure of significant accounting policies [line items]
Future cash flow explicit time horizon	5 years
Top of range [member] | Capitalized subscription acquisition costs [member]
Disclosure of significant accounting policies [line items]
Amortization period of intangible asset	36 months